UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-23330

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/23

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

SEMI-ANNUAL REPORT September 30, 2023

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

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DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from April 1, 2023, through September 30, 2023, as provided by the fund’s primary portfolio managers, Chris Barris, Kevin Cronk and Brandon Chao, of Alcentra NY, LLC, the fund’s sub-adviser.

Market and Fund Performance Overview

For the six-month period ended September 30, 2023, BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc. (the “fund”) produced a total return of 9.48% on a net-asset-value basis. Over the same time period, the fund paid dividends of $4.00 per share.1 In comparison, the ICE BofA Global High Yield Index (the “Index”), the fund’s benchmark, posted a total return of 1.71% for the same period.2

Global, fixed-income prices gained ground during the six-month period as inflationary pressures eased, and the pace of interest rate increases slowed. The fund outperformed the Index on a net-asset-value basis primarily due to favorable credit-quality positioning, strong sector and geographic allocations, and positive issue selection.

The Fund’s Investment Approach

The fund seeks to provide total return consisting of high current income and capital appreciation. The fund normally will invest at least 80% of its “Managed Assets”3 in credit instruments and other investments with similar economic characteristics, including: first and second lien, senior secured loans, as well as investments in participations and assignments of such loans; senior unsecured, mezzanine and other collateralized and uncollateralized subordinated loans; unitranche loans; corporate debt obligations other than loans; and structured products, including collateralized bond, loan and other debt obligations, structured notes and credit-linked notes. The fund’s assets will be allocated to certain credit strategies, focusing on (i) senior structured loans; (ii) direct lending and subordinated loans; (iii) special situations; (iv) structured credit; and (v) corporate debt. The fund expects to invest a substantial portion of its Managed Assets, and may invest without limit, in credit instruments that, at the time of investment, are rated below investment grade, or, if unrated, determined to be of comparable quality by Alcentra NY, LLC, the fund’s sub-adviser.

Moderating Inflation and Economic Growth Bolster Global Credit Markets

The reporting period saw moderating inflationary pressures despite a strong macroeconomic backdrop. U.S. inflation, as measured by the U.S. Consumer Price Index, declined from 4.93% in April 2023 to 3.70% in September 2023, down significantly from its peak of 9.06% in July 2022. The federal funds rate, set by the U.S. Federal Reserve (the “Fed”), rose from a range of 4.75%–5.00% at the beginning of the period to a range of 5.25%–5.50% at the end of the period, a relatively mild increase after the aggressive rate hikes of the prior year. Similar trends were seen internationally, although the European Central Bank, which had been behind the curve of U.S. rate increases, raised its key interest rates to a range of 4.00%–4.50% as of the end of the period, while Eurozone inflation declined from 7.00% to 4.30% during the period. The global economy continued to grow, with U.S. economic expansion averaging an annualized rate of over 2%, and Eurozone economic growth lagging but still positive.

These conditions generally proved favorable for global high yield markets. Expectations for a so-called “soft landing” in the United States, in which the Fed successfully curbs inflation without inciting a steep recession, lifted risk assets. Within high yield, lower-quality and shorter-duration credits tended to outperform their higher-quality, longer-duration counterparts. Floating-rate instruments, which feature intrinsically short durations and offer a degree of protection against rising interest rates, delivered stronger returns than most fixed-income securities. Structured credit also outperformed due to attractive income opportunities, low default rates and positive technicals, with the greatest gains in lower-credit-rated issues.

Allocations and Credit Positioning Enhance Relative Returns

The fund’s returns relative to the Index benefited from several allocation decisions, the most significant being overweight exposure to floating-rate instruments and structured credit, including U.S. and European bank loans and collateralized loan obligations (“CLOs”) rated BB and, to a lesser extent, B. Relative returns were further bolstered by U.S. and European loans, the fund’s second-largest allocation, which outperformed due to sector and credit-quality positioning. Among sectors, overweight exposure to health care, leisure and cable enhanced performance. From a credit-quality perspective, overweight exposure to credits rated B and underweight exposure to credits rated BB further bolstered relative returns. Global high yield, the fund’s third-largest allocation, outperformed as well, driven largely by an emphasis on credits rated B as opposed to BB, with good credit selection across health care, automobiles, broadcasting and services proving additive as well. Conversely, underweight exposure to the energy sector detracted mildly from relative returns, as did an underweight position and disappointing issue selection in the utility sector. The fund maintained currency hedges to mitigate the risk of non-U.S. dollar exposures; these positions had negligible impact on relative performance.

Increasing Credit Quality in Response to Higher Interest Rates

While inflationary pressures have eased over the last 15 months, the core rate of inflation in the United States remains well above the Fed’s 2% target, and Fed statements continue to emphasize the central bank’s determination to complete the job of bringing inflation under control. Other developed-markets central banks remain on tightening monetary paths as well. At the same time, the global rate increases already implemented have not yet fully worked their way through the world’s economies, leaving the question open as to how much further—if at all—rates may yet rise. While it appears likely to us that borrowing costs are likely to increase to a degree, borrowing fundamentals remain strong, with most companies well positioned in terms of leverage and debt coverage, as well as their current refinancing position.

Given this environment, as of September 30, 2023, the fund continues to focus on investment opportunities among structured credits and global bank loans, which we believe are being relatively well compensated. Conversely, the fund’s allocations to special situations stand at a relatively low level, reflecting the spread compression that occurred during the reporting period. From a geographic perspective, we view valuation between United States and Europe as relatively equivalent. The fund holds greater U.S. exposure due to the larger size of the domestic market. Regarding credit quality, we are reevaluating allocations to lower-credit-quality assets with an eye toward moderating those exposures and moving the

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

fund’s holdings up the credit-quality spectrum, given the likely ongoing impact of higher rates on global economic activity.

October 16, 2023

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: FactSet — The ICE BofA Global High Yield Index is a measure of the global high-yield debt market. The index represents the union of the U.S. high yield, the pan-European high yield and emerging-markets, hard currency, high yield indices. Investors cannot invest directly in any index.

3 “Managed Assets” of the fund means the total assets of the fund, including any assets attributable to leverage (i.e., any loans from certain financial institutions and/or the issuance of debt securities (collectively, “Borrowings”), preferred stock or other similar preference securities (“Preferred Shares”), or the use of derivative instruments that have the economic effect of leverage), minus the fund’s accrued liabilities, other than any liabilities or obligations attributable to leverage obtained through (i) indebtedness of any type (including, without limitation, Borrowings), (ii) the issuance of Preferred Shares, and/or (iii) any other means, all as determined in accordance with generally accepted accounting principles.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Credit risk is the risk that one or more credit instruments in the fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status.

Collateralized Loan Obligations (“CLOs”) and other types of Collateralized Debt Obligations (“CDOs”) are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and other types of CDOs may be characterized by the fund as illiquid securities. In addition to the general risks associated with credit instruments, CLOs and other types of CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CLO or CDO is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

The Senior Secured Loans in which the fund invests typically will be below-investment-grade quality. Although, in contrast to other below-investment-grade instruments, Senior Secured Loans hold senior positions in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the borrower, the risks associated with Senior Secured Loans are similar to the risks of below-investment-grade instruments. Although the Senior Secured Loans in which the fund invests will be secured by collateral, there can be no assurance that such collateral can be readily liquidated or that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal. Additionally, if a borrower under a Senior Secured Loan defaults, becomes insolvent or goes into bankruptcy, the fund may recover only a fraction of what is owed on the Senior Secured Loan or nothing at all. In general, the secondary trading market for Senior Secured Loans is not fully developed. Illiquidity and adverse market conditions may mean that the fund may not be able to sell certain Senior Secured Loans quickly or at a fair price.

Subordinated Loans generally are subject to similar risks as those associated with investments in Senior Secured Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. Subordinated Loans are subject to the additional risk that the cash flow of the borrower and collateral securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the borrower. This risk is generally higher for subordinated, unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated Loans generally have greater price volatility than Senior Secured Loans and may be less liquid.

The use of leverage magnifies the fund’s investment, market and certain other risks. For derivatives with a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

STATEMENT OF INVESTMENTS

September 30, 2023 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.5%
Advertising - .1%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		5.13	8/15/2027	271,000	[c]	240,910
Aerospace & Defense - .7%
Bombardier, Inc., Sr. Unscd. Notes		7.50	2/1/2029	191,000	[c]	181,499
Spirit AeroSystems, Inc., Scd. Notes		7.50	4/15/2025	220,000	[c]	216,089
TransDigm, Inc., Gtd. Notes		5.50	11/15/2027	450,000		421,805
TransDigm, Inc., Sr. Scd. Notes		6.75	8/15/2028	160,000	[c]	157,718
TransDigm, Inc., Sr. Scd. Notes		6.88	12/15/2030	230,000	[c]	225,795
					1,202,906
Airlines - .2%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes		5.75	4/20/2029	370,000	[c]	344,424
Automobiles & Components - 1.5%
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes		8.00	2/1/2028	449,000	[c]	421,481
Ford Motor Co., Sr. Unscd. Notes		4.75	1/15/2043	87,000		63,595
Ford Motor Co., Sr. Unscd. Notes		5.29	12/8/2046	450,000		342,630
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	GBP	6.86	6/5/2026	260,000		313,221
Ford Motor Credit Co., LLC, Sr. Unscd. Notes		4.00	11/13/2030	380,000		317,731
Ford Motor Credit Co., LLC, Sr. Unscd. Notes		7.35	3/6/2030	200,000		202,757
Grupo Antolin-Irausa SA, Sr. Scd. Bonds	EUR	3.50	4/30/2028	390,000	[c]	284,225
IHO Verwaltungs GmbH, Sr. Scd. Bonds		6.00	5/15/2027	200,000	[c,d]	185,872
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes		6.25	2/1/2029	57,000	[c]	44,090
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	490,000	[c]	401,879
					2,577,481
Banks - .3%
Freedom Mortgage Corp., Sr. Unscd. Notes		8.13	11/15/2024	490,000	[c]	490,499
Building Materials - .6%
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	387,000	[c]	369,387
Emerald Debt Merger Sub LLC, Sr. Scd. Notes		6.63	12/15/2030	336,000	[c]	323,879
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	210,000	[c]	174,292

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.5% (continued)
Building Materials - .6% (continued)
Standard Industries, Inc., Sr. Unscd. Notes		4.75	1/15/2028	116,000	[c]	104,777
					972,335
Chemicals - 1.4%
INEOS Quattro Finance 1 PLC, Sr. Unscd. Notes	EUR	3.75	7/15/2026	260,000	[c]	246,130
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	384,000	[c,d]	346,717
Italmatch Chemicals SPA, Sr. Scd. Notes	EUR	10.00	2/6/2028	297,000	[c]	306,879
NOVA Chemicals Corp., Sr. Unscd. Notes		5.00	5/1/2025	470,000	[c]	443,259
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	9.63	11/15/2028	600,000	[c]	635,135
SCIH Salt Holdings, Inc., Sr. Scd. Notes		4.88	5/1/2028	120,000	[c]	106,031
SCIL IV LLC/SCIL USA Holdings LLC, Sr. Scd. Bonds	EUR	4.38	11/1/2026	260,000	[c]	256,682
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	200,000	[c]	161,974
					2,502,807
Collateralized Loan Obligations Debt - 48.6%
Adagio VIII DAC CLO, Ser. 8A, Cl. E, (3 Month EURIBOR +6.03%)	EUR	9.69	4/15/2032	3,000,000	[c,e]	2,751,517
Bain Capital Euro CLO 2021-2 DAC, Ser. 2021-2X Cl. E, (3 Month EURIBOR +6.22%)	EUR	9.88	7/17/2034	1,500,000	[e]	1,368,118
Barings Euro DAC CLO, Ser. 2015-1A, CI. ERR, (3 Month EURIBOR +6.86%)	EUR	10.58	7/25/2035	1,500,000	[c,e]	1,388,948
Barings Euro DAC CLO, Ser. 2018-3A, Cl. E, (3 Month EURIBOR +5.79%)	EUR	9.50	7/27/2031	2,150,000	[c,e]	1,859,248
Barings Euro DAC CLO, Ser. 2019-1A, CI. ER, (3 Month EURIBOR +7.21%)	EUR	10.87	4/15/2036	1,500,000	[c,e]	1,403,065
BBAM US II Ltd. CLO , Ser. 2023-2A, Cl.D, (3 Month TSFR +8.15%)		13.54	10/15/2038	2,000,000	[c,e]	1,970,346
Birch Grove 2 Ltd. CLO, Ser. 2021-2A, Cl. E, (3 Month TSFR +7.21%)		12.53	10/19/2034	1,250,000	[c,e]	1,194,240
Birch Grove 3 Ltd. CLO, Ser. 2021-3A, Cl. E, (3 Month TSFR +7.24%)		12.56	1/19/2035	2,000,000	[c,e]	1,869,374
BlueMountain Ltd. CLO, Ser. 2016-2A, CI. DR, (3 Month TSFR +8.05%)		13.43	8/20/2032	2,250,000	[c,e]	2,077,405
Capital Four I DAC CLO, Ser. 1A, CI. E, (3 Month EURIBOR +6.47%)	EUR	10.13	1/15/2033	1,000,000	[c,e]	973,237

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.5% (continued)
Collateralized Loan Obligations Debt - 48.6% (continued)
Carlyle Euro DAC CLO, Ser. 2017-1A, Cl. DR, (3 Month EURIBOR +6.47%)	EUR	10.13	7/15/2034	1,000,000	[c,e]	948,620
Carlyle Euro DAC CLO, Ser. 2019-1A, CI. D, (3 Month EURIBOR +6.12%)	EUR	9.97	3/15/2032	3,000,000	[c,e]	2,830,211
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2015-1A, CI. ER, (3 Month EURIBOR +8.03%)	EUR	11.69	1/16/2033	1,000,000	[c,e]	820,624
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2016-2A, Cl. DRR, (3 Month EURIBOR +6.14%)	EUR	9.80	4/15/2034	1,500,000	[c,e]	1,353,172
Cathedral Lake VIII Ltd. CLO, Ser. 2021-8A, Cl. E, (3 Month TSFR +7.75%)		13.09	1/20/2035	1,000,000	[c,e]	916,426
Contego VII DAC CLO, Ser. 7A, Cl. F, (3 Month EURIBOR +8.76%)	EUR	12.46	5/14/2032	3,500,000	[c,e]	3,294,942
CQS US Ltd. CLO, Ser. 2022-2A, Cl. E1, (3 Month TSFR +6.85%)		12.18	7/20/2031	1,000,000	[c,e]	874,896
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, (3 Month TSFR +7.39%)		12.72	10/20/2034	3,000,000	[c,e]	2,829,075
CVC Cordatus Loan Fund XIV DAC CLO, Ser. 14A, Cl. E, (3 Month EURIBOR +5.90%)	EUR	9.72	5/22/2032	1,000,000	[c,e]	968,916
CVC Cordatus Loan Fund XVIII DAC CLO, Ser. 18A, Cl. FR, (3 Month EURIBOR +8.85%)	EUR	12.56	7/29/2034	2,000,000	[c,e]	1,887,538
Dryden 66 Euro DAC CLO, Ser. 2018-66A, CI. E, (3 Month EURIBOR +5.41%)	EUR	9.07	1/18/2032	2,000,000	[c,e]	1,795,805
Dryden 88 Euro DAC CLO, Ser. 2020-88A, Cl. E, (3 Month EURIBOR +6.01%)	EUR	9.72	7/20/2034	1,000,000	[c,e]	873,093
Elevation Ltd. CLO, Ser. 2013-1A, Cl. D1R2, (3 Month TSFR +7.91%)		13.28	8/15/2032	1,300,000	[c,e]	1,187,498
Elm Park DAC CLO, Ser. 1A, CI. DRR, (3 Month EURIBOR +6.16%)	EUR	9.82	4/15/2034	1,167,000	[c,e]	1,109,206
Fidelity Grand Harbour DAC CLO, Ser. 2021-1A, Cl. E, (3 Month EURIBOR +6.22%)	EUR	9.88	10/15/2034	1,000,000	[c,e]	963,306
Fidelity Grand Harbour DAC CLO, Ser. 2021-1A, Cl. F, (3 Month EURIBOR +9.15%)	EUR	12.81	10/15/2034	1,000,000	[c,e]	927,704
Franklin Park Place I LLC CLO, Ser. 2022-1A, Cl. E, (3 Month TSFR +7.50%)		12.81	4/14/2035	1,300,000	[c,e]	1,186,886

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.5% (continued)
Collateralized Loan Obligations Debt - 48.6% (continued)
GoldenTree Loan Management EUR 4 DAC CLO, Ser. 4A, Cl. ER, (3 Month EURIBOR +6.07%)	EUR	9.78	7/20/2034	1,500,000	[c,e]	1,450,884
Greywolf II Ltd. CLO, Ser. 2013-1A, Cl. DRR, (3 Month TSFR +7.31%)		12.62	4/15/2034	2,000,000	[c,e]	1,825,296
Henley VII DAC CLO , Ser. 7A, Cl. E, (3 Month EURIBOR +7.14%)	EUR	10.86	4/25/2034	1,000,000	[c,e]	1,032,547
ICG Euro DAC CLO, Ser. 2021-1A, Cl. E, (3 Month EURIBOR +6.46%)	EUR	10.12	10/15/2034	1,000,000	[c,e]	960,572
MidOcean Credit X CLO, Ser. 2019-10A, CI. ER, (3 Month TSFR +7.42%)		12.77	10/23/2034	4,000,000	[c,e]	3,370,496
Northwoods Capital 22 Ltd. CLO, Ser. 2020-22A, Cl. ER, (3 Month TSFR +8.19%)		13.47	9/1/2031	1,100,000	[c,e]	1,025,104
Northwoods Capital 25 Ltd. CLO, Ser. 2021-25A, CI. E, (3 Month TSFR +7.40%)		12.73	7/20/2034	3,000,000	[c,e]	2,712,249
Northwoods Capital 27 Ltd. CLO, Ser. 2021-27A, Cl. E, (3 Month TSFR +7.30%)		12.61	10/17/2034	1,150,000	[c,e]	1,011,420
Purple Finance 2 DAC CLO, Ser. 2A, Cl. E, (3 Month EURIBOR +6.40%)	EUR	10.11	4/20/2032	2,600,000	[c,e]	2,579,536
Purple Finance 2 DAC CLO, Ser. 2A, Cl. F, (3 Month EURIBOR +8.84%)	EUR	12.55	4/20/2032	2,300,000	[c,e]	2,200,096
Rockford Tower Europe DAC CLO, Ser. 2019-1A, Cl. E, (3 Month EURIBOR +6.03%)	EUR	9.74	1/20/2033	2,000,000	[c,e]	1,948,619
Sound Point XXIII CLO, Ser. 2019-2A, Cl. ER, (3 Month TSFR +6.73%)		12.04	7/15/2034	4,750,000	[c,e]	3,900,059
Toro European 2 DAC CLO, Ser. 2A, Cl. ERR, (3 Month EURIBOR +6.47%)	EUR	10.19	7/25/2034	2,000,000	[c,e]	1,918,092
Toro European 6 DAC CLO, Ser. 6A, Cl. F, (3 Month EURIBOR +8.49%)	EUR	12.15	1/12/2032	1,500,000	[c,e]	1,333,919
Trimaran CAVU Ltd. CLO, Ser. 2019-1A, CI. E, (3 Month TSFR +7.30%)		12.63	7/20/2032	2,100,000	[c,e]	1,983,349
Trimaran CAVU Ltd. CLO, Ser. 2021-2A, CI. E, (3 Month TSFR +7.46%)		12.81	10/25/2034	2,000,000	[c,e]	1,881,228
Trinitas Euro V DAC CLO , Ser. 5A, Cl. F, (3 Month EURIBOR +9.34%)	EUR	0.00	10/25/2037	1,500,000	[c,e,f]	1,464,556
Trinitas XI Ltd. CLO, Ser. 2019-11A, CI. ER, (3 Month TSFR +7.53%)		12.84	7/15/2034	2,000,000	[c,e]	1,670,290
Venture 39 Ltd. CLO, Ser. 2020-39A, Cl. E, (3 Month TSFR +7.89%)		13.20	4/15/2033	2,350,000	[c,e]	2,158,099

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.5% (continued)
Collateralized Loan Obligations Debt - 48.6% (continued)
Venture 41 Ltd. CLO, Ser. 2021-41A, Cl. E, (3 Month TSFR +7.97%)		13.30	1/20/2034	2,000,000	[c,e]	1,830,716
Wellfleet Ltd. CLO, Ser. 2021-3A, Cl. E, (3 Month TSFR +7.36%)		12.67	1/15/2035	1,000,000	[c,e]	875,325
Wellfleet X Ltd. CLO, Ser. 2019-XA, Cl. DR, (3 Month TSFR +6.87%)		12.20	7/20/2032	4,000,000	[c,e]	3,314,312
					84,070,180
Collateralized Loan Obligations Equity - 3.0%
Blackrock European VIII DAC CLO, Ser. 8A, Cl. SUB	EUR	17.10	7/20/2032	1,425,000	[c,g]	961,643
Madison Park Funding X Ltd. CLO, Ser. 2012-10A, Cl. SUB		0.00	1/20/2029	5,000,000	[c,g]	300
Providus II DAC CLO, Ser. 2A, Cl. SUB	EUR	22.00	7/15/2031	1,000,000	[c,g]	433,963
Wind River Ltd. CLO, Ser. 2016-1KRA, CI. SUB		1.51	1/15/2029	11,350,000	[c,g]	3,708,147
					5,104,053
Commercial & Professional Services - 3.8%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	280,000	[c]	256,775
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes	EUR	5.25	10/15/2026	370,000	[c]	371,232
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds, Ser. 144	GBP	4.88	6/1/2028	690,000	[c]	673,811
APX Group, Inc., Sr. Scd. Notes		6.75	2/15/2027	147,000	[c]	141,322
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	470,000	[c]	417,708
CPI CG, Inc., Sr. Scd. Notes		8.63	3/15/2026	279,000	[c]	275,190
GTCR W-2 Merger Sub LLC, Sr. Scd. Notes		7.50	1/15/2031	214,000	[c]	214,572
House of HR Group BV, Sr. Scd. Bonds	EUR	9.00	11/3/2029	590,000	[c]	611,302
La Financiere Atalian SASU, Gtd. Bonds	EUR	5.13	5/15/2025	306,000	[c]	240,051
La Financiere Atalian SASU, Gtd. Notes	GBP	6.63	5/15/2025	600,000		536,600
Loxam SAS, Sr. Scd. Notes	EUR	3.75	7/15/2026	256,000		254,091
Loxam SAS, Sr. Sub. Notes	EUR	5.75	7/15/2027	430,000		423,742
MPH Acquisition Holdings LLC, Sr. Scd. Notes		5.50	9/1/2028	149,000	[c]	126,725
Neptune Bidco US, Inc., Sr. Scd. Notes		9.29	4/15/2029	256,000	[c]	232,099
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes		6.25	1/15/2028	786,000	[c]	728,872

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.5% (continued)
Commercial & Professional Services - 3.8% (continued)
Signal Parent, Inc., Sr. Unscd. Notes		6.13	4/1/2029	180,000	[c]	110,032
The Hertz Corp., Gtd. Notes		4.63	12/1/2026	420,000	[c]	372,746
The Hertz Corp., Gtd. Notes		5.00	12/1/2029	61,000	[c]	47,843
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	665,000	[c]	619,383
					6,654,096
Consumer Discretionary - 3.9%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes	EUR	7.25	4/30/2030	425,000	[c]	455,326
Allwyn International AS, Sr. Scd. Notes	EUR	3.88	2/15/2027	400,000	[c]	395,940
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		4.63	4/1/2030	190,000	[c]	155,741
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		6.63	1/15/2028	60,000	[c]	56,676
Carnival Corp., Gtd. Notes		6.00	5/1/2029	719,000	[c]	614,136
Carnival Corp., Gtd. Notes		7.63	3/1/2026	370,000	[c]	360,184
Carnival Corp., Sr. Scd. Notes		7.00	8/15/2029	81,000	[c]	79,948
Carnival Holdings Bermuda Ltd., Gtd. Notes		10.38	5/1/2028	125,000	[c]	134,122
CCM Merger, Inc., Sr. Unscd. Notes		6.38	5/1/2026	265,000	[c]	253,718
CDI Escrow Issuer, Inc., Sr. Unscd. Notes		5.75	4/1/2030	80,000	[c]	72,377
Everi Holdings, Inc., Gtd. Notes		5.00	7/15/2029	151,000	[c]	130,144
Green Bidco SA, Sr. Scd. Bonds	EUR	10.25	7/15/2028	180,000	[c]	183,549
Las Vegas Sands Corp., Sr. Unscd. Notes		3.20	8/8/2024	270,000		261,383
Lottomatica SPA, Sr. Scd. Notes	EUR	7.13	6/1/2028	350,000	[c]	378,826
NCL Corp. Ltd., Gtd. Notes		5.88	3/15/2026	454,000	[c]	419,679
NCL Corp. Ltd., Sr. Scd. Notes		5.88	2/15/2027	232,000	[c]	220,842
NCL Corp. Ltd., Sr. Unscd. Notes		3.63	12/15/2024	240,000	[c]	230,669
Pinewood Finance Co. Ltd., Sr. Scd. Bonds	GBP	3.63	11/15/2027	330,000	[c]	352,316
Royal Caribbean Cruises Ltd., Gtd. Notes		7.25	1/15/2030	98,000	[c]	97,240
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		5.50	8/31/2026	630,000	[c]	595,202
Scientific Games Holdings LP/Scientific Games US Finco, Inc., Sr. Unscd. Notes		6.63	3/1/2030	479,000	[c]	413,765
Versuni Group BV, Sr. Scd. Bonds	EUR	3.13	6/15/2028	400,000	[c]	336,470
Viking Cruises Ltd., Sr. Unscd. Notes		9.13	7/15/2031	275,000	[c]	275,407

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.5% (continued)
Consumer Discretionary - 3.9% (continued)
Windsor Holdings III LLC, Sr. Scd. Notes		8.50	6/15/2030	332,000	[c]	327,931
					6,801,591
Diversified Financials - 2.7%
Encore Capital Group, Inc., Sr. Scd. Bonds	EUR	4.88	10/15/2025	220,000	[c]	227,107
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	580,000	[c]	570,154
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	455,000	[c]	423,109
Garfunkelux Holdco 3 SA, Sr. Scd. Notes	EUR	6.75	11/1/2025	1,170,000	[c]	956,342
Intrum AB, Sr. Unscd. Bonds	EUR	3.13	7/15/2024	354,355	[c]	363,633
Intrum AB, Sr. Unscd. Notes	EUR	4.88	8/15/2025	570,000	[c]	549,008
Nationstar Mortgage Holdings, Inc., Gtd. Notes		5.00	2/1/2026	410,000	[c]	383,422
Navient Corp., Sr. Unscd. Notes		5.00	3/15/2027	190,000		170,984
Navient Corp., Sr. Unscd. Notes		5.88	10/25/2024	240,000		236,458
NFP Corp., Sr. Scd. Notes		8.50	10/1/2031	45,000	[c]	45,116
PennyMac Financial Services, Inc., Gtd. Notes		5.38	10/15/2025	358,000	[c]	340,721
PennyMac Financial Services, Inc., Gtd. Notes		5.75	9/15/2031	317,000	[c]	259,681
United Wholesale Mortgage LLC, Sr. Unscd. Notes		5.75	6/15/2027	188,000	[c]	170,372
					4,696,107
Energy - 4.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes		8.25	2/15/2026	517,000	[c]	513,417
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes		5.75	1/15/2028	320,000	[c]	302,190
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes		5.75	3/1/2027	545,000	[c]	520,665
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes		6.63	7/15/2026	500,000	[c]	490,983
Chesapeake Energy Corp., Gtd. Notes		5.88	2/1/2029	131,000	[c]	123,384
Comstock Resources, Inc., Gtd. Notes		6.75	3/1/2029	380,000	[c]	350,000
CQP Holdco LP/Bip-V Chinook Holdco LLC, Sr. Scd. Notes		5.50	6/15/2031	250,000	[c]	221,876
CVR Energy, Inc., Gtd. Bonds		5.25	2/15/2025	844,000	[c]	824,234
Energy Transfer LP, Jr. Sub. Bonds, Ser. B		6.63	2/15/2028	330,000	[h]	264,236

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.5% (continued)
Energy - 4.3% (continued)
Enphase Energy, Inc., Sr. Unscd. Notes		0.00	3/1/2028	181,000	[i]	150,682
EQM Midstream Partners LP, Sr. Unscd. Notes		4.00	8/1/2024	102,000		99,513
EQM Midstream Partners LP, Sr. Unscd. Notes		5.50	7/15/2028	396,000		372,057
EQM Midstream Partners LP, Sr. Unscd. Notes		7.50	6/1/2027	64,000	[c]	64,190
New Fortress Energy, Inc., Sr. Scd. Notes		6.50	9/30/2026	59,000	[c]	54,387
New Fortress Energy, Inc., Sr. Scd. Notes		6.75	9/15/2025	680,000	[c]	649,894
Noble Finance II LLC, Gtd. Notes		8.00	4/15/2030	90,000	[c]	91,259
Northern Oil & Gas, Inc., Sr. Unscd. Notes		8.13	3/1/2028	240,000	[c]	239,950
Northriver Midstream Finance LP, Sr. Scd. Notes		5.63	2/15/2026	200,000	[c]	190,795
Rockcliff Energy II LLC, Sr. Unscd. Notes		5.50	10/15/2029	520,000	[c]	468,640
Rockies Express Pipeline LLC, Sr. Unscd. Notes		4.80	5/15/2030	350,000	[c]	302,416
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unscd. Notes		7.88	11/1/2028	221,000	[c]	221,691
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		3.88	11/1/2033	445,000	[c]	345,992
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		4.13	8/15/2031	180,000	[c]	147,894
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		6.25	1/15/2030	116,000	[c]	110,767
Venture Global LNG, Inc., Sr. Scd. Notes		8.13	6/1/2028	405,000	[c]	401,304
					7,522,416
Environmental Control - .2%
Covanta Holding Corp., Gtd. Notes		5.00	9/1/2030	150,000		120,026
Waste Pro USA, Inc., Sr. Unscd. Notes		5.50	2/15/2026	236,000	[c]	220,626
					340,652
Food Products - .2%
Boparan Finance PLC, Sr. Scd. Bonds	GBP	7.63	11/30/2025	264,000	[c]	220,897
US Foods, Inc., Gtd. Notes		6.88	9/15/2028	192,000	[c]	191,837
					412,734
Health Care - 1.9%
Bausch & Lomb Escrow Corp., Sr. Scd. Notes		8.38	10/1/2028	140,000	[c]	140,591
Bausch Health Cos., Inc., Sr. Scd. Notes		11.00	9/30/2028	330,000	[c]	224,713

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.5% (continued)
Health Care - 1.9% (continued)
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	260,000	[c]	236,200
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.25	5/15/2030	332,000	[c]	252,814
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	800,000	[c]	687,200
CHS/Community Health Systems, Inc., Sr. Scd. Notes		8.00	3/15/2026	100,000	[c]	95,422
Cidron Aida Finco Sarl, Sr. Scd. Bonds	GBP	6.25	4/1/2028	255,000	[c]	276,149
LifePoint Health, Inc., Sr. Scd. Notes		9.88	8/15/2030	154,000	[c]	149,285
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	282,000	[c]	238,660
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	209,000	[c]	180,891
Option Care Health, Inc., Gtd. Notes		4.38	10/31/2029	401,000	[c]	346,835
Tenet Healthcare Corp., Gtd. Notes		6.13	10/1/2028	240,000		225,523
Tenet Healthcare Corp., Sr. Scd. Notes		6.75	5/15/2031	260,000	[c]	251,087
					3,305,370
Industrial - .8%
Artera Services LLC, Sr. Scd. Notes		9.03	12/4/2025	200,000	[c]	184,784
Assemblin Group AB, Sr. Scd. Bonds, (3 Month EURIBOR +5.00%)	EUR	8.59	7/5/2029	303,000	[c,e]	320,686
Husky III Holding Ltd., Sr. Unscd. Notes		13.00	2/15/2025	245,000	[c,d]	243,167
TK Elevator Midco GmbH, Sr. Scd. Bonds	EUR	4.38	7/15/2027	320,000	[c]	307,186
Xerox Holdings Corp., Gtd. Notes		5.50	8/15/2028	280,000	[c]	235,823
					1,291,646
Information Technology - .8%
AthenaHealth Group, Inc., Sr. Unscd. Notes		6.50	2/15/2030	807,000	[c]	675,977
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes		7.25	6/15/2029	285,000	[c]	276,568
Cloud Software Group, Inc., Sr. Scd. Notes		6.50	3/31/2029	225,000	[c]	199,202
Elastic NV, Sr. Unscd. Notes		4.13	7/15/2029	38,000	[c]	32,405
SS&C Technologies, Inc., Gtd. Notes		5.50	9/30/2027	280,000	[c]	264,506
					1,448,658
Insurance - .8%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes		4.25	2/15/2029	670,000	[c]	563,772
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes		7.00	11/15/2025	210,000	[c]	204,204

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.5% (continued)
Insurance - .8% (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes		6.75	4/15/2028	360,000	[c]	347,772
Global Atlantic Financial Co., Gtd. Notes		3.13	6/15/2031	280,000	[c]	199,853
					1,315,601
Internet Software & Services - .2%
Go Daddy Operating Co., LLC/GD Finance Co., Inc., Gtd. Notes		5.25	12/1/2027	100,000	[c]	94,450
iliad SA, Sr. Unscd. Bonds	EUR	5.38	6/14/2027	300,000		309,438
					403,888
Materials - 1.8%
ARD Finance SA, Sr. Scd. Notes	EUR	5.00	6/30/2027	370,000	[c,d]	292,376
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes	GBP	4.75	7/15/2027	175,000	[c]	169,509
Clydesdale Acquisition Holdings, Inc., Gtd. Notes		8.75	4/15/2030	570,000	[c]	489,709
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes		6.63	4/15/2029	110,000	[c]	102,384
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	390,000	[c]	346,114
LABL, Inc., Sr. Scd. Notes		9.50	11/1/2028	169,000	[c]	173,436
LABL, Inc., Sr. Unscd. Notes		10.50	7/15/2027	404,000	[c]	380,300
Mauser Packaging Solutions Holding Co., Scd. Notes		9.25	4/15/2027	249,000	[c]	217,993
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes		7.88	8/15/2026	496,000	[c]	479,077
Trivium Packaging Finance BV, Sr. Scd. Bonds	EUR	3.75	8/15/2026	420,000	[c]	411,807
					3,062,705
Media - 3.6%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	290,000	[c]	238,035
Altice Finco SA, Scd. Notes	EUR	4.75	1/15/2028	970,000	[c]	826,462
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.50	5/1/2032	218,000		171,320
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.75	3/1/2030	259,000	[c]	217,740
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.13	5/1/2027	1,020,000	[c]	951,416
CSC Holdings LLC, Gtd. Notes		5.38	2/1/2028	310,000	[c]	252,790
CSC Holdings LLC, Gtd. Notes		5.50	4/15/2027	280,000	[c]	240,358
CSC Holdings LLC, Gtd. Notes		11.25	5/15/2028	200,000	[c]	199,502
CSC Holdings LLC, Sr. Unscd. Bonds		5.25	6/1/2024	390,000		371,607
CSC Holdings LLC, Sr. Unscd. Notes		5.75	1/15/2030	410,000	[c]	230,324
DISH DBS Corp., Gtd. Notes		7.75	7/1/2026	102,000		76,660

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.5% (continued)
Media - 3.6% (continued)
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	942,000	[c]	950,422
Gray Television, Inc., Gtd. Notes		5.88	7/15/2026	80,000	[c]	71,976
Gray Television, Inc., Gtd. Notes		7.00	5/15/2027	150,000	[c]	129,231
iHeartCommunications, Inc., Sr. Scd. Notes		6.38	5/1/2026	370,000		319,410
Summer BidCo BV, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	205,654	[c,d]	212,206
Summer BidCo BV, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	379,016	[c,d]	391,091
Virgin Media Secured Finance PLC, Sr. Scd. Bonds	GBP	5.00	4/15/2027	300,000	[c]	340,669
					6,191,219
Metals & Mining - .5%
Arsenal AIC Parent LLC, Sr. Scd. Notes		8.00	10/1/2030	59,000	[c]	58,780
FMG Resources August 2006 Pty Ltd., Gtd. Notes		4.38	4/1/2031	420,000	[c]	346,116
Taseko Mines Ltd., Sr. Scd. Notes		7.00	2/15/2026	516,000	[c]	482,749
					887,645
Real Estate - 2.1%
Diversified Healthcare Trust, Gtd. Notes		4.38	3/1/2031	178,000		123,447
Diversified Healthcare Trust, Gtd. Notes		9.75	6/15/2025	206,000		198,603
Diversified Healthcare Trust, Sr. Unscd. Notes		4.75	5/1/2024	370,000		350,221
Diversified Healthcare Trust, Sr. Unscd. Notes		4.75	2/15/2028	358,000		261,612
Emeria SASU, Sr. Scd. Bonds	EUR	7.75	3/31/2028	510,000	[c]	501,876
Greystar Real Estate Partners LLC, Sr. Scd. Notes		7.75	9/1/2030	180,000	[c]	178,008
Hunt Cos, Inc., Sr. Scd. Notes		5.25	4/15/2029	76,000	[c]	59,796
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes		5.25	10/1/2025	300,000	[c]	289,134
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes		4.88	5/15/2029	420,000	[c]	355,805
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	852,000	[c]	809,383
RLJ Lodging Trust LP, Sr. Scd. Notes		4.00	9/15/2029	410,000	[c]	336,239
Starwood Property Trust, Inc., Sr. Unscd. Notes		3.75	12/31/2024	170,000	[c]	162,027
					3,626,151
Retailing - 1.8%
Advance Auto Parts, Inc., Gtd. Notes		5.95	3/9/2028	195,000		184,431
eG Global Finance PLC, Sr. Scd. Notes	EUR	4.38	2/7/2025	147,964	[c]	151,606

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.5% (continued)
Retailing - 1.8% (continued)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes		4.63	1/15/2029	230,000	[c]	195,177
Foundation Building Materials, Inc., Gtd. Notes		6.00	3/1/2029	180,000	[c]	149,975
Kohl's Corp., Sr. Unscd. Notes		4.25	7/17/2025	160,000		148,561
Macy's Retail Holdings LLC, Gtd. Notes		4.50	12/15/2034	94,000		63,700
Macy's Retail Holdings LLC, Gtd. Notes		5.88	4/1/2029	180,000	[c]	157,778
PetSmart, Inc./PetSmart Finance Corp., Gtd. Notes		7.75	2/15/2029	500,000	[c]	466,492
Shiba Bidco SPA, Sr. Scd. Bonds	EUR	4.50	10/31/2028	354,000	[c]	341,565
SRS Distribution, Inc., Gtd. Notes		6.00	12/1/2029	319,000	[c]	268,316
The Very Group Funding PLC, Sr. Scd. Bonds	GBP	6.50	8/1/2026	469,000	[c]	481,088
White Cap Buyer LLC, Sr. Unscd. Notes		6.88	10/15/2028	478,000	[c]	423,047
					3,031,736
Telecommunication Services - 2.2%
Altice France Holding SA, Sr. Scd. Notes	EUR	8.00	5/15/2027	370,000	[c]	226,354
Altice France Holding SA, Sr. Scd. Notes		10.50	5/15/2027	1,076,000	[c]	672,571
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	600,000	[c]	463,060
C&W Senior Financing DAC, Sr. Unscd. Notes		6.88	9/15/2027	200,000	[c]	176,092
Connect Finco Sarl/Connect US Finco LLC, Sr. Scd. Notes		6.75	10/1/2026	385,000	[c]	359,570
Frontier Communications Holdings LLC, Scd. Notes		6.75	5/1/2029	110,000	[c]	84,776
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.75	5/15/2030	289,000	[c]	274,702
Iliad Holding SASU, Sr. Scd. Notes		6.50	10/15/2026	407,000	[c]	382,821
Level 3 Financing, Inc., Sr. Scd. Notes		10.50	5/15/2030	267,000	[c]	268,998
Lorca Telecom Bondco SA, Sr. Scd. Bonds	EUR	4.00	9/18/2027	340,000	[c]	334,847
Lumen Technologies, Inc., Sr. Scd. Notes		4.00	2/15/2027	289,000	[c]	190,689
TalkTalk Telecom Group Ltd., Gtd. Notes	GBP	3.88	2/20/2025	160,000		148,267
Telesat Canada/Telesat LLC, Sr. Scd. Notes		5.63	12/6/2026	270,000	[c]	185,995
					3,768,742
Utilities - 1.5%
Calpine Corp., Sr. Scd. Notes		4.50	2/15/2028	130,000	[c]	117,295

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 89.5% (continued)
Utilities - 1.5% (continued)
Calpine Corp., Sr. Unscd. Notes		4.63	2/1/2029	370,000	[c]	310,344
Calpine Corp., Sr. Unscd. Notes		5.00	2/1/2031	485,000	[c]	392,758
Energia Group Roi Financeco DAC, Sr. Scd. Bonds	EUR	6.88	7/31/2028	540,000	[c]	561,189
NRG Energy, Inc., Gtd. Notes		5.25	6/15/2029	350,000	[c]	309,336
NRG Energy, Inc., Jr. Sub. Bonds		10.25	3/15/2028	300,000	[c,h]	294,124
Solaris Midstream Holdings LLC, Gtd. Notes		7.63	4/1/2026	495,000	[c]	478,369
Vistra Corp., Jr. Sub. Bonds		7.00	12/15/2026	193,000	[c,h]	176,308
					2,639,723
Total Bonds and Notes (cost $166,851,924)				154,906,275

Floating Rate Loan Interests - 51.6%
Advertising - .4%
CB Poly US Holdings, Inc., Initial Term Loan, (1 Month TSFR +5.50%)		10.82	5/20/2029	265,155	[e]	255,742
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 Month TSFR +3.50%)		9.13	8/23/2026	282,591	[e]	275,113
Dotdash Meredith, Inc., Term Loan B, (1 Month TSFR +4.10%)		9.43	12/1/2028	159,999	[e]	154,599
					685,454
Aerospace & Defense - .5%
Dynasty Acquisition I Co., Term Loan B-1, (1 Month TSFR +4.00%)		9.32	8/24/2028	415,459	[e]	415,114
Spirit AeroSystems, Inc., New Initial Term Loan, (3 Month TSFR +4.25%)		9.62	1/15/2027	231,523	[e]	231,465
Standard Aero Ltd., Refinancing Term Loan B-2, (1 Month TSFR +4.00%)		9.32	8/24/2028	178,054	[e]	177,906
					824,485
Automobiles & Components - .8%
Burgess Point Purchaser, Initial Term Loan, (1 Month TSFR +5.35%)		10.67	7/25/2029	145,415	[e]	137,638
Clarios Global LP, First Lien Amendment No. 1 Euro Term Loan, (3 Month EURIBOR +3.25%)	EUR	3.94	4/30/2026	664,804	[e]	701,438
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.00%)		10.88	3/30/2027	251,958	[e]	249,283

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.6% (continued)
Automobiles & Components - .8% (continued)
First Brands Group LLC, First Lien 2021 Term Loan, (1 Month LIBOR +5.25%)		10.88	3/30/2027	129,668	[e]	128,263
Realtruck Group, Inc., Initial Term Loan, (1 Month TSFR +3.86%)		9.18	1/29/2028	169,565	[e]	162,615
Realtruck Group, Inc., Term Loan, (1 Month TSFR +5.00%)		5.75	1/29/2028	40,000	[e]	39,200
					1,418,437
Banks - .2%
Ascensus Holdings, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)		8.93	8/2/2028	201,214	[e]	199,832
Ascensus Holdings, Inc., Second Lien Initial Term Loan, (3 Month TSFR +6.76%)		12.03	8/2/2029	98,446	[e]	94,016
					293,848
Beverage Products - .3%
Triton Water Holdings, Inc., First Lien Initial Term Loan, (3 Month TSFR +3.51%)		8.90	3/31/2028	492,481	[e]	480,989
Building Materials - 1.3%
BME Group Holding BV, Facility Term Loan B, (3 Month EURIBOR +3.50%)	EUR	7.21	10/31/2026	1,000,000	[e]	1,043,659
Cornerstone Building, New Term Loan B, (1 Month TSFR +3.35%)		8.68	4/12/2028	511,608	[e]	500,578
LSF10 XL Bidco SCA, Facility Term Loan B-4, (3 Month EURIBOR +4.18%)	EUR	8.15	4/9/2028	853,470	[e]	779,560
					2,323,797
Chemicals - 3.1%
Aruba Investment Holding, Euro Term Loan B, (1 Month EURIBOR +4.00%)	EUR	7.86	11/24/2027	975,000	[e]	990,875
Aruba Investment Holding, First Lien Initial Dollar Term Loan, (1 Month TSFR +4.10%)		9.42	11/24/2027	94,586	[e]	93,049
ColourOZ Investment 1 GmbH, Second Lien Initial Euro Term Loan, (3 Month EURIBOR +4.25%)	EUR	5.25	9/7/2022	139,251	[e,j]	44,167
ColourOZ Investment 2 LLC, First Lien Initial Term Loan B-2, (3 Month LIBOR +4.00%)		9.53	9/21/2023	1,163,623	[e]	780,873
ColourOZ Investment 2 LLC, First Lien Initial Term Loan C, (3 Month LIBOR +4.25%)		11.66	9/21/2023	192,362	[e]	129,088

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.6% (continued)
Chemicals - 3.1% (continued)
ColourOZ Investment 2 LLC, Second Lien Initial Term Loan B-2, (3 Month LIBOR +4.25%)		9.52	9/21/2024	2,370,609	[d,e]	711,183
Flint Group GmbH, First Lien Initial Term Loan B-8, (3 Month LIBOR +3.25%)		8.57	9/7/2021	338,808	[e]	227,364
Herens Holdco Sarl, Term Loan, (3 Month EURIBOR +3.93%)	EUR	7.90	7/3/2028	1,000,000	[e]	952,440
INEOS Finance PLC, 2027-II Euro Term Loan, (1 Month EURIBOR +4.00%)	EUR	7.86	11/8/2027	1,000,000	[e]	1,050,077
SCIH Salt Holdings, Inc., First Lien Incremental Term Loan B-1, (3 Month TSFR +4.26%)		9.63	3/16/2027	401,277	[e]	399,467
					5,378,583
Commercial & Professional Services - 9.1%
Albion Financing 3 Sarl, 2023 & 2026 Term Loan, (3 Month EURIBOR +5.25%)	EUR	8.95	8/17/2026	1,000,000	[e]	1,061,653
American Auto Auction, First Lien Tranche Term Loan B, (3 Month TSFR +5.15%)		10.54	12/30/2027	383,175	[e]	364,016
Axiom Global, Inc., Initial Term Loan, (1 Month TSFR +4.85%)		10.17	10/1/2026	4,812,500	[e]	4,692,187
CIBT Global, Inc., First Lien Term Loan, (3 Month TSFR +1.26%)		6.65	6/1/2024	1,077,542	[e]	674,811
CoreLogic, Inc., First Lien Initial Term Loan, (3 Month TSFR +3.61%)		8.93	6/2/2028	403,969	[e]	374,764
Division Holding Corp., Term Loan B, (1 Month TSFR +4.86%)		10.18	5/27/2028	156,300	[e]	155,812
Electro Rent Corp., Extended Term Loan, (3 Month TSFR +5.50%)		10.83	11/1/2024	194,271	[e]	187,957
Element Material Technology, Delayed Draw Term Loan B, (3 Month TSFR +4.35%)		9.74	6/24/2029	98,993	[e,k]	98,085
Element Material Technology, USD Initial Term Loan B, (3 Month TSFR +4.35%)		9.74	6/24/2029	214,484	[e]	212,518
Galaxy US Opco, Inc., Initial Term Loan, (1 Month TSFR +4.75%)		10.07	5/2/2029	109,148	[e]	104,646
House of HR Group BV, Term Loan, (6 Month EURIBOR +5.50%)	EUR	9.12	11/3/2029	1,000,000	[e]	1,055,738
Indy US Holdco LLC, Fifth Amendment Incremental Term Loan, (1 Month TSFR +6.25%)		11.58	3/5/2028	1,391,513	[e]	1,359,042

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.6% (continued)
Commercial & Professional Services - 9.1% (continued)
Infinitas Learning Finco, Term Loan B, (3 Month EURIBOR +4.45%)	EUR	8.59	9/30/2028	1,000,000	[e]	1,054,797
KUEHG Corp., Term Loan, (3 Month TSFR +5.00%)		10.39	6/12/2030	330,000	[e]	331,082
Modulaire Group Holdings, Facility Term Loan B, (3 Month EURIBOR +4.43%)	EUR	8.40	12/31/2028	1,000,000	[e]	995,855
Neptune BidCo US, Inc., Dollar Term Loan B, (3 Month TSFR +5.10%)		10.40	4/11/2029	412,513	[e]	372,724
OMNIA Partners LLC, Delayed Draw Term Loan, (3 Month TSFR +1.00%)		1.00	7/25/2030	23,615	[e,k]	23,672
OMNIA Partners LLC, Initial Term Loan, (3 Month TSFR +4.25%)		9.60	7/25/2030	251,385	[e]	251,987
Prometric Holdings, Inc., First Lien Initial Term Loan, (3 Month TSFR +3.00%)		7.39	1/29/2025	29,681	[e]	29,481
Prometric Holdings, Inc., Term Loan, (1 Month TSFR +5.25%)		5.75	1/29/2028	80,000	[e]	77,600
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, (1 Month TSFR +4.36%)		9.68	7/8/2028	171,224	[e]	161,379
Safe Fleet Holdings LLC, 2022 Initial Term Loan, (1 Month TSFR +3.85%)		9.17	2/23/2029	193,325	[e]	193,763
Safe Fleet Holdings LLC, Second Lien Initial Term Loan, (1 Month TSFR +6.85%)		12.17	2/1/2026	96,800	[e]	94,118
Signal Parent, Inc., Initial Term Loan, (1 Month TSFR +3.60%)		8.93	4/1/2028	352,075	[e]	298,603
Spring Education Group, First Lien Initial Term Loan, (1 Month TSFR +4.00%)		9.32	7/30/2025	183,082	[e]	183,491
Spring Education Group, Term Loan, (1 Month TSFR +4.75%)		4.75	9/29/2030	25,954	[e]	25,629
Verscend Holding Corp., New Term Loan B, (1 Month TSFR +4.00%)		9.43	8/27/2025	334,145	[e]	334,653
WP/AP Holdings, Facility Term Loan B, (3 Month EURIBOR +3.90%)	EUR	7.87	11/18/2028	1,000,000	[e]	1,054,565
					15,824,628
Consumer Discretionary - 3.9%
AI Aqua Merger Sub, Inc., Initial Term Loan B, (1 Month TSFR +3.75%)		9.08	7/30/2028	363,161	[e]	360,069
Ammega Group BV, 2023 Facility Term Loan B-2, (3 Month EURIBOR +5.00%)	EUR	8.97	12/1/2028	1,500,000	[e]	1,584,432

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.6% (continued)
Consumer Discretionary - 3.9% (continued)
AP Gaming I LLC, Term Loan B, (3 Month TSFR +4.00%)		9.54	2/15/2029	236,935	[e]	236,602
Awaze Ltd., Term Loan, (3 Month EURIBOR +5.00%)	EUR	5.00	9/15/2028	1,000,000	[e]	1,032,140
Cirque Du Soleil Holding, Initial Term Loan, (3 Month TSFR +4.25%)		9.64	3/8/2030	154,612	[e]	153,984
Crown Finance US, Inc., Initial Term Loan, (6 Month TSFR +8.50%)		14.38	7/31/2028	198,750	[d,e]	203,409
ECL Entertainment LLC, Facility Term Loan B, (3 Month TSFR +4.75%)		10.14	8/31/2030	133,333	[e]	133,333
J&J Ventures Gaming LLC, Delayed Draw Term Loan, (1 Month TSFR +4.25%)		9.69	4/26/2028	123,854	[e,k]	119,210
J&J Ventures Gaming LLC, Delayed Term Loan, (1 Month TSFR +4.25%)		5.00	4/26/2028	222,938	[e,k]	214,578
Ontario Gaming GTA LP, Term Loan B, (3 Month TSFR +4.25%)		9.64	7/20/2030	258,333	[e]	258,844
Recess Holdings, Inc., New Term Loan, (3 Month TSFR +4.00%)		9.38	3/24/2027	338,784	[e]	338,786
Safic - Alcan SAS, Facility Term Loan B, (3 Month EURIBOR +3.97%)	EUR	7.57	7/13/2029	1,000,000	[e]	1,056,986
Scientific Games Holdings, Term Loan B-2, (3 Month TSFR +3.50%)		8.77	4/4/2029	188,450	[e]	187,626
Tecta America Corp., First Lien Initial Term Loan, (1 Month TSFR +4.11%)		9.43	4/10/2028	473,980	[e]	473,726
Windsor Holdings III LLC, Dollar Term Loan B, (1 Month TSFR +4.50%)		9.83	8/1/2030	303,333	[e]	302,954
					6,656,679
Consumer Durables & Apparel - .1%
S&S Holdings LLC, First Lien Initial Term Loan, (3 Month TSFR +5.10%)		10.41	3/11/2028	159,326	[e]	153,118
Consumer Staples - .5%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.50%)		8.89	2/25/2029	462,032	[e]	451,059
Kronos Acquisition Holdings, Inc., Tranche Term Loan B-1, (3 Month TSFR +4.01%)		9.40	12/22/2026	412,718	[e]	411,455
					862,514

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.6% (continued)
Diversified Financials - 2.2%
Apex Group Treasury LLC, Incremental Term Loan B, (3 Month TSFR +5.00%)		10.31	7/27/2028	249,060	[e]	249,683
BHN Merger Sub, Inc., Second Lien Term Loan, (1 Month TSFR +7.10%)		12.43	6/15/2026	145,000	[e]	141,987
Edelman Financial Center, 2021 Refinancing Term Loan, (1 Month TSFR +3.61%)		8.93	4/7/2028	524,633	[e]	519,977
Edelman Financial Center, Second Lien Initial Term Loan, (1 Month TSFR +6.86%)		12.18	7/20/2026	60,000	[e]	59,925
Freshworld Holding IV GmbH, Facility Term Loan B-2, (6 Month EURIBOR +3.75%)	EUR	7.49	10/2/2026	1,000,000	[e]	1,048,665
Hudson River Trading LLC, Term Loan, (3 Month TSFR +3.26%)		8.63	3/18/2028	335,419	[e]	333,951
Russell Investments US, 2025 New Term Loan, (1 Month TSFR +3.60%)		8.92	5/30/2025	492,179	[e]	470,236
Trevise Holdings 1, Term Loan, (3 Month EURIBOR +4.90%)	EUR	8.72	7/31/2029	1,000,000	[e]	1,061,479
					3,885,903
Electronic Components - .3%
Roper Industrial Product, Initial Dollar Term Loan, (3 Month TSFR +4.50%)		9.89	11/22/2029	454,214	[e]	455,757
Energy - 1.1%
Freeport LNG Investments, Initial Term Loan B, (3 Month TSFR +3.76%)		9.09	12/21/2028	580,369	[e]	575,836
Gulf Finance LLC, Term Loan, (1-6 Month TSFR +7.02%)		12.41	8/25/2026	729,620	[e]	732,940
Traverse Midstream Partners, Advance Term Loan, (3 Month TSFR +3.85%)		9.22	9/27/2024	314,193	[e]	314,562
WaterBridge Midstream Operating, Initial Term Loan, (3 Month TSFR +6.01%)		11.36	6/21/2026	345,108	[e]	346,026
					1,969,364
Financials - .1%
Jump Financial LLC, Term Loan, (3 Month TSFR +4.76%)		10.15	8/6/2028	198,481	[e]	189,053
Food Products - 2.0%
Alphia, Inc., Term Loan, (3 Month TSFR +6.00%)		13.50	3/5/2027	1,539,155	[e]	1,537,231

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.6% (continued)
Food Products - 2.0% (continued)
Biscuit Holding SASU, Facility Term Loan B, (6 Month EURIBOR +4.00%)	EUR	8.14	2/14/2027	1,000,000	[e]	927,843
ZF Invest SAS, Term Loan B, (3 Month EURIBOR +3.73%)	EUR	7.39	7/12/2028	1,000,000	[e]	1,035,185
					3,500,259
Food Service - .6%
Telfer Investments SL, Facility Term Loan B-1, (6 Month EURIBOR +4.75%)	EUR	8.49	7/1/2026	1,000,000	[e]	1,021,896
Health Care - 6.7%
Auris Luxembourg III SA, Facility Term Loan B-1, (6 Month EURIBOR +4.00%)	EUR	7.78	2/21/2026	2,000,000	[e]	2,065,496
Auris Luxembourg III SA, Facility Term Loan B-2, (6 Month LIBOR +3.75%)		9.12	2/21/2026	314,178	[e]	306,977
Chrome BidCo SASU, Incremental TLC Facility Term Loan, (1 Month EURIBOR +4.00%)	EUR	7.86	2/16/2029	1,000,000	[e]	1,036,105
eResearchTechnology, Inc., First Lien Initial Term Loan, (1 Month TSFR +4.61%)		9.93	2/4/2027	437,125	[e]	429,788
Financiere Verdi I SASU, Facility Term Loan B, (3 Month SONIA+4.50%)	GBP	9.69	4/15/2028	1,500,000	[e]	1,645,177
Gainwell Acquisition Corp., Term Loan B, (3 Month TSFR +4.10%)		9.49	10/1/2027	645,058	[e]	630,948
GHX Ultimate Parent Corp., 2023 Term Loan, (3 Month TSFR +4.75%)		10.12	6/28/2027	169,575	[e]	169,787
Inovie SASU, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)	EUR	7.97	3/3/2028	1,000,000	[e]	1,019,918
Inula Natural Health Group, Senior Facility Term Loan B, (3 Month EURIBOR +3.75%)	EUR	7.72	12/11/2025	903,382	[e]	912,121
LifePoint Health, Inc., First Lien Term Loan B, (3 Month TSFR +4.01%)		9.38	11/16/2025	284,542	[e]	284,394
Neuraxpharm Arzneimittel, Facility Term Loan B-1, (3 Month EURIBOR +3.75%)	EUR	7.46	12/11/2027	633,857	[e]	665,478
Neuraxpharm Arzneimittel, Facility Term Loan B-2, (3 Month EURIBOR +3.75%)	EUR	7.46	12/11/2027	366,143	[e]	384,408

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.6% (continued)
Health Care - 6.7% (continued)
PetVet Care Centers LLC, First Lien Initial Term Loan, (1 Month TSFR +2.75%)		8.17	2/14/2025	103,620	[e]	103,232
PetVet Care Centers LLC, Second Lien Initial Term Loan, (1 Month TSFR +6.35%)		11.67	2/15/2026	261,948	[e]	260,049
Sirona BidCo SASU, Facility Term Loan B, (3 Month EURIBOR +4.00%)	EUR	7.87	12/16/2028	1,000,000	[e]	1,044,299
Star Parent, Inc., Term Loan, (1 Month TSFR +4.00%)		4.00	9/28/2030	150,000	[e]	146,885
US Anesthesia Partners, Initial Term Loan, (1 Month TSFR +4.36%)		9.69	10/1/2028	158,434	[e]	145,815
WCG Purchaser Corp., First Lien Initial Term Loan, (1 Month TSFR +4.11%)		9.45	1/8/2027	377,972	[e]	374,370
					11,625,247
Industrial - .6%
CPM Holdings, Inc., Initial Term Loan, (1 Month TSFR +4.50%)		5.00	9/22/2028	243,469	[e]	243,242
LSF12 Badger Bidco LLC, Term Loan B, (1 Month TSFR +6.00%)		11.32	7/10/2030	190,000	[e]	190,000
Powerteam Services LLC, First Lien Initial Term Loan, (3 Month TSFR +3.25%)		8.74	3/6/2025	179,525	[e]	169,003
Revere Power LLC, Term Loan B, (1 Month TSFR +4.35%)		9.67	3/29/2026	182,007	[e]	160,492
Revere Power LLC, Term Loan C, (1 Month TSFR +4.25%)		9.67	3/29/2026	15,939	[e]	14,055
VAC Germany Holding GmbH, Term Loan B, (3 Month LIBOR +4.00%)		9.73	3/8/2025	259,036	[e]	255,150
					1,031,942
Information Technology - 3.1%
Ascend Learning LLC, Initial Term Loan, (1 Month TSFR +3.60%)		8.92	12/10/2028	272,613	[e]	260,708
AthenaHealth Group, Inc., Initial Term Loan, (1 Month TSFR +3.25%)		8.57	2/15/2029	269,294	[e]	265,003
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, (1 Month TSFR +3.75%)		9.18	10/2/2025	390,215	[e]	390,268
ConnectWise LLC, Initial Term Loan, (1 Month TSFR +3.61%)		8.93	9/30/2028	244,378	[e]	241,018
CT Technologies, 2021 Reprice Term Loan, (1 Month TSFR +4.36%)		9.68	12/16/2025	105,016	[e]	100,984

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.6% (continued)
Information Technology - 3.1% (continued)
Dedalus Finance GmbH, Additional Term Loan B-2, (3 Month EURIBOR +3.75%)	EUR	7.71	5/31/2027	1,000,000	[e]	1,026,854
Finthrive Software Intermediate, Term Loan, (1 Month TSFR +4.11%)		9.43	12/17/2028	129,629	[e]	106,458
HireRight Holdings Corp., Term Loan B, (1 Month TSFR +4.00%)		4.00	9/28/2030	176,623	[e]	175,299
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month LIBOR +4.10%)		9.47	11/30/2026	274,289	[e]	263,547
Idera, Inc., First Lien Initial Term Loan, (3 Month TSFR +3.90%)		9.27	3/2/2028	317,557	[e]	315,573
Mitchell International, First Lien Initial Term Loan, (1 Month TSFR +3.86%)		9.18	10/15/2028	316,784	[e]	312,124
Mitchell International, Second Lien Initial Term Loan, (1 Month TSFR +6.61%)		11.93	10/15/2029	107,692	[e]	99,498
Polaris Newco LLC, First Lien Dollar Term Loan, (1 Month TSFR +4.11%)		9.43	6/4/2028	447,539	[e]	429,638
Quest Software, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.40%)		9.77	2/1/2029	397,043	[e]	332,317
RealPage, Inc., Second Lien Initial Term Loan, (1 Month TSFR +6.50%)		11.95	4/22/2029	90,000	[e]	90,517
Tibco Software, Inc., Term Loan, (2-3 Month TSFR +4.60%)		9.99	9/30/2028	249,297	[e]	239,845
UKG, Inc., 2021 Second Lien Incremental Term Loan, (3 Month TSFR +5.35%)		10.62	5/3/2027	70,000	[e]	70,069
UKG, Inc., First Lien Initial Term Loan, (3 Month TSFR +3.85%)		9.22	5/3/2026	490,922	[e]	491,000
West Technology Group LLC, Term Loan B-3, (1 Month TSFR +4.25%)		9.57	4/10/2027	149,624	[e]	143,359
					5,354,079
Insurance - 3.4%
Acrisure LLC, 2020 Term Loan B, (1 Month LIBOR +3.50%)		8.93	2/15/2027	74,613	[e]	73,721
Acrisure LLC, 2022 Additional Term Loan, (3 Month TSFR +5.75%)		11.12	2/15/2027	486,822	[e]	490,474
Amynta Agency Borrower, 2023 Refinancing Term Loan, (1 Month TSFR +5.10%)		10.42	2/28/2028	544,743	[e]	545,612

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.6% (continued)
Insurance - 3.4% (continued)
Asurion LLC, New Term Loan B-4, (1 Month TSFR +5.36%)		10.68	1/20/2029	71,244	[e]	63,457
Asurion LLC, Second Lien Term Loan B-3, (1 Month TSFR +5.36%)		10.68	2/3/2028	1,083,367	[e]	979,867
OneDigital Borrower LLC, 2021 Term Loan B, (1 Month TSFR +4.35%)		9.67	11/16/2027	258,030	[e]	258,137
Selectquote, Inc., Initial Term Loan, (1 Month TSFR +8.10%)		13.42	11/5/2024	3,747,102	[e,j]	3,537,264
					5,948,532
Internet Software & Services - 3.3%
Arches Buyer, Inc., Refinancing Term Loan, (1 Month TSFR +3.35%)		8.67	12/6/2027	565,627	[e]	554,933
Endure Digital, Inc., Initial Term Loan, (6 Month LIBOR +3.50%)		8.79	2/10/2028	193,260	[e]	188,268
ION Trading Finance Ltd., Initial Dollar Term Loan, (3 Month TSFR +4.85%)		10.24	4/1/2028	127,075	[e]	125,605
ION Trading Finance Ltd., Initial Euro Term Loan, (3 Month EURIBOR +4.25%)	EUR	8.22	4/1/2028	1,955,000	[e]	2,041,552
Magnite, Inc., Initial Term Loan, (1-6 Month TSFR +5.27%)		10.68	4/30/2028	238,173	[e]	239,512
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)		9.57	5/3/2028	553,117	[e]	536,048
Proofpoint, Inc., Initial Term Loan, (1 Month TSFR +3.36%)		8.68	8/31/2028	480,135	[e]	476,766
PUG LLC, USD Term Loan B, (1 Month TSFR +3.61%)		8.93	2/13/2027	244,365	[e]	231,383
THG Operations Holdings, Facility Term Loan B, (6 Month EURIBOR +4.50%)	EUR	8.26	12/11/2026	1,000,000	[e]	1,000,544
Weddingwire, Inc., Term Loan, (1 Month TSFR +4.50%)		4.50	1/31/2028	360,000	[e]	358,200
					5,752,811
Materials - .9%
Berlin Packaging LLC, Tranche Term Loan B-5, (1 Month TSFR +3.86%)		9.30	3/11/2028	204,850	[e]	202,984
Charter Next Generation, 2021 Refinancing Term Loan, (1 Month TSFR +3.86%)		9.18	12/1/2027	77,775	[e]	77,175
Clydesdale Acquisition, Term Loan B, (1 Month TSFR +4.18%)		9.59	4/13/2029	452,963	[e]	447,452

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.6% (continued)
Materials - .9% (continued)
MAR Bidco Sarl, USD Facility Term Loan B, (3 Month TSFR +3.95%)		9.25	6/29/2028	108,124	[e]	104,339
Mauser Packaging Solutions Holding Co., Initial Term Loan, (1 Month TSFR +4.00%)		9.33	8/10/2026	199,500	[e]	199,649
Proampac PG Borrower LLC, 2020-1 Term Loan, (3 Month TSFR +4.01%)		9.32	11/3/2025	468,948	[e]	467,424
					1,499,023
Media - 2.2%
Altice Financing SA, Term Loan, (3 Month EURIBOR +5.00%)	EUR	5.00	11/1/2027	1,000,000	[e]	1,028,176
Cengage Learning, Inc., 2021 Refinancing Term Loan, (3 Month TSFR +5.01%)		10.32	7/14/2026	307,189	[e]	306,229
Century de Buyer LLC, Term Loan B, (1 Month TSFR +4.00%)		4.00	9/27/2030	64,333	[e]	64,012
DIRECTV Financing LLC, Closing Date Term Loan, (1 Month TSFR +5.00%)		10.43	8/2/2027	565,697	[e]	554,148
NEP Europe Finco BV, Initial Euro Term Loan, (3 Month EURIBOR +3.50%)	EUR	7.13	10/20/2025	1,914,573	[e]	1,882,489
					3,835,054
Metals & Mining - .1%
Arsenal AIC Parent LLC, Term Loan B, (3 Month TSFR +4.50%)		9.88	8/18/2030	243,000	[e]	242,848
Real Estate - .3%
Cushman & Wakefield US Borrower LLC, 2023-2 Refinancing Term Loan, (1 Month TSFR +4.00%)		9.32	1/31/2030	255,000	[e]	253,406
Greystar Real Estate Partners LLC, Term Loan, (3 Month TSFR +3.75%)		9.15	8/21/2030	175,926	[e]	175,926
					429,332
Retailing - .1%
Staples, Inc., 2019 Refinancing New Term Loan B-1, (3 Month LIBOR +5.00%)		10.63	4/12/2026	190,989	[e]	164,299
Technology Hardware & Equipment - 1.4%
Atlas CC Acquisition Corp., First Lien Term Loan B, (3 Month TSFR +4.51%)		9.93	5/25/2028	289,499	[e]	271,858
Atlas CC Acquisition Corp., First Lien Term Loan C, (3 Month TSFR +4.51%)		9.93	5/25/2028	58,881	[e]	55,293

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.6% (continued)
Technology Hardware & Equipment - 1.4% (continued)
Kronosnet CX Bidco, Term Loan B, (3 Month EURIBOR +5.75%)	EUR	9.45	10/14/2029	1,000,000	[e]	1,026,632
McAfee Corp., Tranche Term Loan B-1, (1 Month TSFR +3.85%)		9.18	3/1/2029	278,847	[e]	272,834
Optiv Parent, Inc., Term Loan, (6 Month TSFR +5.25%)		10.34	8/26/2026	309,120	[e]	300,465
Perforce Software, Inc., Term Loan, (1 Month TSFR +3.86%)		9.18	7/1/2026	257,990	[e]	251,420
VeriFone Systems, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.26%)		9.65	8/20/2025	248,695	[e]	230,081
					2,408,583
Telecommunication Services - 1.9%
Altice France SA, USD Term Loan B-14, (3 Month TSFR +5.50%)		10.81	8/31/2028	325,185	[e]	295,309
CCI Buyer, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.00%)		9.39	12/17/2027	594,325	[e]	587,517
Consolidated Communications, Term Loan B-1, (1 Month TSFR +3.61%)		8.93	10/2/2027	282,043	[e]	251,481
Intelsat Jackson Holdings, Term Loan B, (3 Month TSFR +4.40%)		9.77	2/1/2029	296,499	[e]	296,213
Lorca Finco PLC, Facility Term Loan B, (6 Month EURIBOR +4.20%)	EUR	8.02	9/18/2027	1,000,000	[e]	1,056,589
Lumen Technologies, Inc., Term Loan B, (1 Month TSFR +2.36%)		7.68	3/15/2027	357,296	[e]	256,223
Telesat LLC, Term Loan B-5, (1 Month TSFR +3.01%)		8.43	12/6/2026	355,000	[e]	261,997
Viasat, Inc., Term Loan, (1 Month TSFR +4.50%)		5.00	5/30/2030	100,000	[e]	93,063
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month TSFR +3.00%)		8.45	3/9/2027	270,000	[e]	221,278
					3,319,670
Transportation - .1%
Odyssey Logistics & Technology Corp., Initial Term Loan, (3 Month TSFR +4.50%)		9.92	10/12/2027	150,000	[e]	150,047
OLA Netherlands BV, Term Loan, (1 Month TSFR +6.35%)		9.73	12/3/2026	715	[e]	711
					150,758
Utilities - 1.0%
Compass Power Generation, Tranche Term Loan B-2, (1 Month TSFR +4.36%)		9.68	4/14/2029	177,206	[e]	176,963

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 51.6% (continued)
Utilities - 1.0% (continued)
Eastern Power LLC, Term Loan B, (1 Month TSFR +3.86%)	9.18	10/2/2025	648,116	[e]	628,808
Generation Bridge Northeast LLC, Term Loan B, (1 Month TSFR +4.25%)	9.57	8/7/2029	150,000	[e]	150,250
Hamilton Projects Acquiror, Term Loan, (1 Month TSFR +4.61%)	9.93	6/26/2027	429,905	[e]	428,740
Invenergy Thermal Operating I LLC, New Term Loan B, (1 Month TSFR +4.50%)	9.93	8/14/2029	151,225	[e]	151,445
Invenergy Thermal Operating I LLC, Term Loan C, (1 Month TSFR +4.50%)	9.93	8/14/2029	11,633	[e]	11,650
Potomac Energy Center LLC, Term Loan, (3 Month LIBOR +6.00%)	11.65	9/30/2026	139,290	[e]	130,236
St. Joseph Energy Center LLC, Term B Advance, (1 Month TSFR +3.60%)	4.60	4/10/2025	15,000	[e]	14,863
				1,692,955
Total Floating Rate Loan Interests (cost $93,676,644)			89,379,897
			Shares	[b]
Common Stocks - .0%
Information Technology - .0%
Skillsoft Corp.			104,668	[l]	92,778
Media - .0%
Altice USA, Inc., Cl. A			2,500	[l]	8,175
Total Common Stocks (cost $1,158,018)			100,953

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,478,315)	5.40	3,478,315	[m] 3,478,315
Total Investments (cost $265,164,901)		143.1%	247,865,440
Liabilities, Less Cash and Receivables		(43.1%)	(74,712,940)
Net Assets		100.0%	173,152,500

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SONIA—Sterling Overnight Index Average

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $146,033,846 or 84.34% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of September 30, 2023.

g Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

h Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

i Security issued with a zero coupon. Income is recognized through the accretion of discount.

j The fund held Level 3 securities at September 30, 2023. These securities were valued at $3,581,431 or 2.1% of net assets.

k Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

l Non-income producing security.

m Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Collateralized Loan Obligations	51.5
Consumer, Non-cyclical	24.4
Communications	14.0
Consumer, Cyclical	13.1
Financial	12.0
Industrial	7.4
Technology	5.5
Energy	5.5
Basic Materials	5.2
Utilities	2.5
Investment Companies	2.0
143.1

† Based on net assets.

See notes to financial statements.

Affiliated Issuers
Description	Value ($) 3/31/2023	Purchases ($)†	Sales ($)	Value ($) 9/30/2023	Dividends/ Distributions ($)
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.0%	5,713,651	80,928,687	(83,164,023)	3,478,315	108,555

† Includes reinvested dividends/distributions.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC
Euro	450,000	United States Dollar	478,004	10/30/2023	(1,614)
United States Dollar	93,529,057	Euro	88,825,000	10/30/2023	(504,982)
British Pound	500,000	United States Dollar	607,481	10/30/2023	2,688
United States Dollar	7,523,889	British Pound	6,195,000	10/30/2023	(36,110)
Gross Unrealized Appreciation					2,688
Gross Unrealized Depreciation					(542,706)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	261,686,586	244,387,125
Affiliated issuers	3,478,315	3,478,315
Cash		476,970
Cash denominated in foreign currency	2,071,189	2,073,640
Dividends and interest receivable		4,153,110
Receivable for investment securities sold		4,076,393
Tax reclaim receivable—Note 1(b)		6,812
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		2,688
		258,655,053
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		782,555
Loan payable ($71,000,000 face amount, respectively, report net of unamortized debt issuance cost of $101,312)—Note 2		70,898,688
Payable for investment securities purchased		13,085,408
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		542,706
Interest and loan fees payable—Note 2		32,443
Directors’ fees and expenses payable		4,280
Other accrued expenses		156,473
		85,502,553
Net Assets ($)		173,152,500
Composition of Net Assets ($):
Paid-in capital		199,174,687
Total distributable earnings (loss)		(26,022,187)
Net Assets ($)		173,152,500

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)	1,957,913
Net Asset Value Per Share ($)	88.44

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2023 (Unaudited)

Investment Income ($):
Income:
Interest	12,702,877
Dividends from affiliated issuers	108,555
Total Income	12,811,432
Expenses:
Management fee—Note 3(a)	1,532,903
Interest expense and loan fees—Note 2	2,650,831
Professional fees	105,885
Custodian fees—Note 3(b)	12,518
Directors’ fees and expenses—Note 3(c)	8,802
Shareholder servicing costs	6,171
Chief Compliance Officer fees—Note 3(b)	5,746
Shareholders’ reports	3,957
Miscellaneous	170,671
Total Expenses	4,497,484
Net Investment Income	8,313,948
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(4,195,028)
Net realized gain (loss) on forward foreign currency exchange contracts	4,485,928
Net Realized Gain (Loss)	290,900
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	6,915,618
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	176,709
Net Change in Unrealized Appreciation (Depreciation)	7,092,327
Net Realized and Unrealized Gain (Loss) on Investments	7,383,227
Net Increase in Net Assets Resulting from Operations	15,697,175

See notes to financial statements.

STATEMENT OF CASH FLOWS

Six Months Ended September 30, 2023 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(75,717,211)
Proceeds from sales of portfolio securities	81,813,788
Net purchase (sales) of short-term securities	1,151,774
Dividends and interest income received	13,030,421
Interest and loan fees paid	(2,586,028)
Expenses paid to BNY Mellon Investment Adviser, Inc. and affiliates	(1,771,432)
Operating expenses paid	(231,868)
Net realized gain (loss) from forward foreign currency
exchange contracts transactions	4,485,928
Net Cash Provided (or Used) in Operating Activities		20,175,372
Cash Flows from Financing Activities ($):
Dividends paid to shareholders	(12,051,266)
Cost of shares redeemed	(8,697,922)
Net Cash Provided (or Used) in Financing Activities		(20,749,188)
Effect of Foreign Exchange Rate Changes on Cash		4,304
Net Increase (Decrease) in Cash		(569,512)
Cash and cash denominated in foreign currency at beginning of period†		3,120,122
Cash and Cash Denominated in Foreign Currency at End of Period		2,550,610
Reconciliation of Net Increase (Decrease) in Net Assets
Resulting from Operations to Net Cash Provided
by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations		15,697,175
Adjustments to Reconcile Net Increase (Decrease) in Net Assets
Resulting from Operations to Net Cash
Provided (or Used) in Operating Activities ($):
Decrease in investments in securities at cost		5,675,257
Decrease in dividends and interest receivable		222,931
Decrease in receivable for investment securities sold		714,777
Increase in Tax Reclaim		(3,942)
Decrease in Due to BNY Mellon Investment Adviser, Inc. and affiliates		(220,265)
Increase in payable for investment securities purchased		5,053,345
Increase in interest and loan fees payable		15,663
Decrease in unamortized debt issuance cost		49,140
Decrease in Directors' fees and expenses payable		(14,745)
Increase in other accrued expenses		78,363
Net change in unrealized (appreciation) depreciation on investments		(7,092,327)
Net Cash Provided (or Used) in Operating Activities		20,175,372

†	Includes deposits held as collateral by broker.
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023
Operations ($):
Net investment income	8,313,948	13,776,191
Net realized gain (loss) on investments	290,900	(13,153,636)
Net change in unrealized appreciation (depreciation) on investments	7,092,327	(15,497,883)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,697,175	(14,875,328)
Distributions ($):
Distributions to shareholders	(7,932,056)	(15,496,181)
Capital Stock Transactions ($):
Cost of shares redeemed	(8,697,922)	(18,985,640)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(8,697,922)	(18,985,640)
Total Increase (Decrease) in Net Assets	(932,803)	(49,357,149)
Net Assets ($):
Beginning of Period	174,085,303	223,442,452
End of Period	173,152,500	174,085,303
Capital Share Transactions (Shares):
Shares redeemed	(101,692)	(219,505)
Net Increase (Decrease) in Shares Outstanding	(101,692)	(219,505)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2023		Year Ended March 31,
(Unaudited)		2023	2022	2021	2020[a]
Per Share Data ($):
Net asset value, beginning of period	84.52	98.04	102.88	70.25	100.00
Investment Operations:
Net investment income[b]	4.14	6.35	8.40	7.39	3.29
Net realized and unrealized gain (loss) on investments	3.78	(12.62)	(5.42)	32.49	(29.41)
Total from Investment Operations	7.92	(6.27)	2.98	39.88	(26.12)
Distributions:
Dividends from net investment income	(4.00)	(7.25)	(7.82)	(7.25)	(3.63)
Net asset value, end of period	88.44	84.52	98.04	102.88	70.25
Total Return (%)	9.48[c]	(6.00)	2.78	57.72	(26.60)[c]
Ratios/Supplemental Data (%)
Ratio of total expenses to average net assets	5.12[d]	4.45	2.89	2.85	2.56[d]
Ratio of interest expense and loan fees to average net assets	3.02[d]	2.12	.84	.79	.84[d]
Ratio of net investment income to average net assets	9.47[d]	7.28	8.12	7.86	5.67[d]
Portfolio Turnover Rate	32.85[c]	51.88	59.22	56.47	34.44[c]
Net Assets, end of period ($ x 1,000)	173,152	174,085	223,442	259,467	186,385
Average borrowings outstanding ($ x 1,000)	71,000	80,910	93,000	89,597	35,321
Weighted average number of fund shares outstanding ($ x 1,000)	2,010	2,170	2,406	2,625	2,653
Average amount of debt per share ($)	35.32	37.29	38.65	34.13	13.31

a From August 31, 2019 (commencement of operations) to March 31, 2020.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company. The fund has a limited term of approximately six years. The fund’s investment objective is to seek to provide total return consisting of high current income and capital appreciation. The fund will terminate at the close of business on August 30, 2025, the sixth anniversary of the closing date of the fund’s initial public offering (the “Termination Date”), although the fund’s Board of Directors (the “Board”) may choose to commence the liquidation and termination of the fund prior to the Termination Date. The Board may also, in its sole discretion and without shareholder approval, extend the Termination Date by up to one year to a date on or before August 30, 2026, the seventh anniversary of the fund’s initial public offering, which date shall then become the Termination Date.

BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Alcentra NY, LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities, equity securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following:

yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Certain of the fund’s investments will be fair valued in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private securities and private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realizes upon the disposal of such investments. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	89,174,233	-	89,174,233
Corporate Bonds	-	65,732,042	-	65,732,042
Equity Securities - Common Stocks	100,953	-	-	100,953
Floating Rate Loan Interests	-	85,798,466	3,581,431	89,379,897
Investment Companies	3,478,315	-	-	3,478,315

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($) (continued)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	2,688	-	2,688
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(542,706)	-	(542,706)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Floating Rate Loan Interests ($)
Balance as of 3/31/2023†	3,522,805
Purchases/Issuances	44,614
Sales/Dispositions	(45,177)
Net realized gain (loss)	(12)
Change in unrealized appreciation (depreciation)	15,034
Transfers into Level 3††	44,167
Transfers out of Level 3	-
Balance as of 9/30/2023†	3,581,431
The amount of total gain (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 9/30/2023	15,022

† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

†† Transfer into Level 3 represents the value at the date of transfer. The transfer into Level 3 for the current period were due to the lack of obvervable inputs.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of September 30, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis. Interest income from investments in collateralized loan obligations (“CLO”) equity is recorded based upon an effective yield to maturity utilizing assumed cash flows. The Sub-Adviser monitors the expected cash flows from the fund’s CLO equity investments and effective yield is determined and adjusted as needed.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: An investment in the fund is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in the fund’s shares of common stock (“Common Shares”) represents an indirect investment in the credit instruments and other investments and assets owned by the fund. The value of the fund’s portfolio investments may move up or down, sometimes rapidly and unpredictably. The value of the instruments in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally.

Foreign Investment Risk: To the extent that the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risk associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

Credit Risk: The fund invests primarily in credit instruments, which are subject to credit risk. Credit risk is the risk that one or more credit instruments in the fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status. Losses may occur because the market value of a credit instrument is affected by the creditworthiness or perceived creditworthiness of the issuer and by general economic and specific industry conditions and the fund’s investments will often be subordinate to other debt in the issuer’s capital structure. Because the fund generally expects to invest a significant portion of its Managed Assets (as defined below) in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities. The prices of below investment grade instruments are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of investment grade instruments, which may reduce the fund’s net asset value.

Floating Rate Loan Risk: The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade quality, and inherently speculative. In the event of the bankruptcy or insolvency of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the borrower’s loan.

Collateralized Debt Obligations Risk: The fund invests in Collateralized Debt Obligations (“CDO”), including CLOs. CDOs may be thinly traded or have a limited trading market. CDOs, such as CLOs, are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and other types of CDOs may be characterized by the fund as illiquid securities, especially investments in

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

mezzanine and subordinated/equity tranches of CLOs; however, an active dealer market may exist for certain investments and more senior CLO tranches, which would allow such securities to be considered liquid in some circumstances. In addition to the general risks associated with credit instruments discussed herein, CLOs and other types of CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the class of CLO or CDO held by the fund is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Direct Lending Risk: The fund may directly originate loans as part of its Direct Lending Strategy. The Direct Lending Strategy seeks to generate attractive returns by lending to “middle market” businesses. Investing in middle market companies involves a number of significant risks, including but not limited to the following: (i) they may have limited financial resources and may be unable to meet their debt obligations, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the fund realizing any guarantees the fund may have obtained in connection with an investment; (ii) they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns; (iii) they are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the issuer; (iv) they generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position; (v) changes in laws and regulations, as well as their interpretations, may adversely affect the business, financial structure or prospects of middle market companies; and (vi) they may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

There also is generally little public information about privately-held middle market companies. These middle market companies and their financial information generally are not subject to the reporting requirements of the Securities Exchange Act of 1934, as amended, and other regulations that govern public companies, and the fund may be unable to uncover all material information about these companies, which may prevent the Sub-adviser from making a fully informed investment decision and cause the fund to lose money on its investments.

The Additional Information section in the annual report dated March 31, 2023, provides more details about the fund’s principal risk factors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. To permit the fund to maintain a more stable quarterly distribution, the fund may from time to time distribute less than the entire amount of income earned in a particular period. Any such undistributed income would be available to supplement future distributions. As a result, the distributions paid by the fund for any particular quarterly period may be more or less than the amount of income actually earned by the fund during that period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On August 30, 2023, the Board declared a cash dividend of $2.00 per share from undistributed net investment income, payable on September 28, 2023 to shareholders of record as of the close of business on September 14, 2023. The ex-dividend date was September 13, 2023.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2023, the fund did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each tax year in the three-year period ended March 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $19,876,458 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2023. The fund has $6,842,207 of short term capital losses and $13,034,251 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2023 was as follows: ordinary income $15,496,181. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) Share repurchases: As disclosed in its prospectus, beginning approximately one year after the completion of the fund’s initial public offering and ending upon the adoption by the Board of a plan of liquidation, the fund intends, but is not obligated, to conduct quarterly tender offers for up to 2.5% of its Common Shares then outstanding in the sole discretion of the Board. Any tender offer will be made, and shareholders will be notified, in accordance with the requirements of the Act and the Securities Exchange Act of 1934, as amended. When the fund conducts a tender offer, shareholders should read carefully the tender offer documents once they are filed with the SEC and become available, as they will contain important information about the offer.

During the period, the fund conducted two quarterly tender offers. The final results of those tender offers were as follows:

Tender Offer Period	Number of Shares Tendered	Number of Tendered Shares Purchased	Pro-Ration Factor	Purchase Price*
April 17, 2023 – May 11, 2023	302,728	51,490	.17077	$84.52
July 18, 2023 – August 14, 2023	464,130	50,202	.10861	$86.57

* Purchase Price is equal to 100% of the fund’s net asset value per share as of March 31, 2023 for the second quarter of 2023 and June 30, 2023 for the third quarter of 2023.

(i) New accounting pronouncements: In 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.

The objective of the guidance in Topic 848 is to provide temporary relief during the transition period. The FASB included a sunset provision within Topic 848 based on expectations of when the LIBOR would cease being published. At the time that Update 2020-04 was issued, the UK Financial Conduct Authority (FCA) had established its intent that it would no longer be necessary to persuade, or compel, banks to submit to LIBOR after December 31, 2021. As a result, the sunset provision was set for December 31, 2022—12 months after the expected cessation date of all currencies and tenors of LIBOR.

In March 2021, the FCA announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023, which is beyond the current sunset date of Topic 848.

Because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, the amendments in this Update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024 (“FASB Sunset Date”), after which entities will no longer be permitted to apply the relief in Topic 848.

Management had evaluated the impact of Topic 848 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the Reference Rate Reform. Management has no concerns in adopting Topic 848 by FASB Sunset Date. Management will continue to work with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Borrowings:

The fund has a $105,000,000 Revolving Credit and Security Agreement with Societe Generale (the “Agreement”), which will terminate on September 6, 2024 (or the prior business day, as necessary). Under the terms of the Agreement, the fund may borrow at the “Advance Rate” (means, at any date, the quotient (expressed as a percentage) of (i) the Total Outstanding (means, the aggregate outstanding principal amount of Loans) at such date plus all accrued and unpaid interest on the Loans as of such date divided by (ii) the Aggregate Eligible Collateral Value (means, the aggregate market value of eligible collateral) at such date.). The interest paid by the fund on such Advance Rate is determined with reference to the principal amount of each Advance Rate outstanding from time to time. The fund also paid additional fees pursuant to the Agreement. During the period ended September 30, 2023, total fees pursuant to the Agreement

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amounted to $2,650,831 inclusive of $2,494,487 of interest expenses and $156,344 of loan fees.

The average amount of borrowings outstanding under the Agreement during the period ended September 30, 2023 was $71,000,000, with a related weighted average annualized interest rate of 7.03%. The fund’s borrowings under the Agreement are secured by its portfolio holdings.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a Management Agreement with the Adviser, the management fee is computed at the annual rate of 1.25% of the value of the fund’s “Managed Assets” determined as of the last day of each quarter, and is payable quarterly in arrears. “Managed Assets” of the fund means the total assets of the fund, including any assets attributable to leverage (i.e., any loans from certain financial institutions and/or the issuance of debt securities (collectively, “Borrowings”), preferred stock or other similar preference securities (“Preferred Shares”), or the use of derivative instruments that have the economic effect of leverage), minus the fund’s accrued liabilities, other than any liabilities or obligations attributable to leverage obtained through (i) indebtedness of any type (including, without limitation, Borrowings), (ii) the issuance of Preferred Shares, and/or (iii) any other means, all as determined in accordance with generally accepted accounting principles.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee at the annual rate of .625% of the value of the fund’s Managed Assets determined as of the last day of each quarter, and payable quarterly in arrears.

(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2023, the fund was charged $12,518 pursuant to the custody agreement.

During the period ended September 30, 2023, the fund was charged $5,746 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $769,332, Custodian fees of $10,500 and Chief Compliance Officer fees of $2,723.

(c) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended September 30, 2023, amounted to $79,314,794 and $81,226,137, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At September 30, 2023, the fund had sufficient cash and/or securities to cover these commitments.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements.

Each type of derivative instrument that was held by the fund during the period ended September 30, 2023 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at Sptember 30, 2023 are set forth in the Statement of Investments.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At September 30, 2023, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	2,688	(542,706)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	2,688	(542,706)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	2,688	(542,706)

The following table present derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of September 30, 2023:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Goldman Sachs & Co. LLC	2,688		(2,688)	-		-

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Goldman Sachs & Co. LLC	(542,706)		2,688	540,018		-

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

The following table summarizes the average market value of derivatives outstanding during the period ended September 30, 2023:

Average Market Value ($)
Forward contracts	103,224,749

At September 30, 2023, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $17,839,479, consisting of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$3,787,917 gross unrealized appreciation and $21,627,396 gross unrealized depreciation.

At September 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events:

The fund conducted a quarterly tender offer for up to 2.5% of its issued and outstanding Common Shares, which commenced on October 17, 2023 and expired at 5:00 p.m. Eastern time on November 14, 2023. The tender offer was oversubscribed. Therefore, in accordance with the terms and conditions of the tender offer, the fund will purchase shares from all tendering shareholders on a pro rata basis, after disregarding fractions, based on the number of shares properly tendered (and not timely withdrawn) by or on behalf of each shareholder. The final results of the tender offer are provided in the table below.

Number of Shares Tendered	Number of Tendered Shares to Be Purchased	Pro-Ration Factor	Purchase Price*
362,019	48,948	0.135922	$88.44

* Purchase Price is equal to 100% of the fund’s net asset value per share as of September 30, 2023.

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For More Information

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Alcentra NY, LLC

9 West 57th Street,

Suite 4920

New York, NY 10019

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Registrar

Computershare Inc.

480 Washington Boulevard

Jersey City, NJ 07310

Dividend Disbursing Agent

Computershare Inc.

P.O. Box 30170

College Station, TX 77842

Ticker Symbol:	XALCX

For more information about the fund, visit https://im.bnymellon.com/us/en/intermediary/funds/05589D109.html. Here you will find the fund’s daily and most recently available quarterly net asset values, press releases, quarterly fact sheets and portfolio manager commentary, distribution information, the fund’s Top 10 portfolio holdings and other information about the fund. The information posted on the fund’s website is subject to change without notice.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0816SA0923

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: November 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: November 20, 2023

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: November 21, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)